Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Schedule on Plan's investment assets at fair value
The following tables set forth, by level within the fair value hierarchy, the Plan’s investment assets at fair value as of December 31, 2025 and 2024. As required, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement:

	Fair Value Measurements at December 31, 2025
	Total	Level I	Level II	Level III	Other 1
Mutual funds	$35,920,873	$35,920,873	$—	$—	$—
Common collective trust	140,257	—	—	—	140,257
South Bow common stock	734,705	734,705	—	—	—
TC Energy common stock	518,568	518,568	—	—	—

Total	$37,314,403	$37,174,146	$—	$—	$140,257

	Fair Value Measurements at December 31, 2024
	Total	Level I	Level II	Level III	Other 1
Mutual funds	$29,820,401	$29,820,401	$—	$—	$—
Common collective trust	179,484	—	—	—	179,484
South Bow common stock	425,398	425,398	—	—	—
TC Energy common stock	532,968	532,968	—	—	—

Total	$30,958,251	$30,778,767	$—	$—	$179,484

1	Fair value is measured using net asset value as a practical expedient and is therefore excluded from the fair value hierarchy.